Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000013166
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,273	$ 11,941	$ 11,833	$ 11,916	$ 11,841	$ 11,914	$ 12,036	$ 12,255	$ 12,114	$ 12,117	$ 12,250	$ 12,051	$ 12,207	$ 12,067	$ 11,963	$ 11,860	$ 11,722	$ 11,712	$ 11,819	$ 11,810	$ 11,799	$ 11,801	$ 11,561	$ 10,919	$ 11,081	$ 11,346	$ 11,430	$ 11,400	$ 11,314	$ 11,385	$ 11,389	$ 11,191	$ 11,408	$ 11,089	$ 11,084	$ 10,634	$ 10,720	$ 11,021	$ 11,187	$ 10,970	$ 11,104	$ 10,989	$ 11,293	$ 11,664	$ 11,728	$ 12,023	$ 12,025	$ 11,936	$ 11,958	$ 12,043	$ 12,096	$ 11,997	$ 11,964	$ 11,932	$ 11,834	$ 11,803	$ 12,006	$ 11,962	$ 11,906	$ 11,698	$ 11,716	$ 11,723	$ 11,804	$ 11,574	$ 11,459	$ 11,088	$ 11,226	$ 11,703	$ 11,545	$ 11,357	$ 11,320	$ 11,310	$ 11,312	$ 11,396	$ 11,168	$ 11,084	$ 11,041	$ 10,874	$ 10,830	$ 10,621	$ 10,577	$ 10,523	$ 10,418	$ 10,323	$ 10,423	$ 10,503	$ 10,470	$ 10,458	$ 10,436	$ 10,271	$ 10,309	$ 10,257	$ 10,284	$ 10,413	$ 10,311	$ 10,350	$ 10,369	$ 10,418	$ 10,337	$ 10,276	$ 10,304	$ 10,164	$ 10,093	$ 10,061	$ 9,998	$ 9,958	$ 9,879	$ 10,316	$ 10,432	$ 10,481	$ 10,451	$ 10,477	$ 10,252	$ 10,191	$ 10,099	$ 10,036	$ 10,020	$ 9,889	$ 9,805	$ 9,730	$ 10,000
C000013168
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,947	11,459	11,357	11,441	11,385	11,459	11,583	11,796	11,671	11,684	11,821	11,636	11,784	11,660	11,561	11,475	11,352	11,352	11,461	11,461	11,460	11,460	11,241	10,624	10,792	11,044	11,142	11,108	11,038	11,111	11,125	10,936	11,151	10,858	10,861	10,416	10,516	10,809	10,983	10,772	10,911	10,809	11,117	11,486	11,561	11,849	11,872	11,785	11,805	11,905	11,959	11,873	11,857	11,819	11,734	11,709	11,923	11,884	11,845	11,641	11,669	11,673	11,769	11,542	11,438	11,079	11,214	11,704	11,554	11,370	11,339	11,337	11,348	11,437	11,220	11,138	11,100	10,938	10,900	10,703	10,663	10,613	10,518	10,422	10,540	10,624	10,587	10,582	10,577	10,416	10,455	10,406	10,444	10,582	10,490	10,531	10,549	10,611	10,531	10,482	10,510	10,375	10,316	10,289	10,228	10,202	10,122	10,571	10,699	10,750	10,725	10,762	10,543	10,483	10,401	10,339	10,329	10,202	10,117	10,053	10,000
C000063954
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,298,584			1,260,511			1,273,745			1,281,480			1,288,947			1,252,753			1,246,389			1,243,762			1,168,346			1,199,981			1,198,091			1,166,968			1,127,430			1,151,788			1,185,000			1,260,754			1,253,151			1,257,633			1,239,796			1,252,332			1,225,901			1,209,191			1,172,099			1,186,229			1,180,792			1,156,335			1,128,094			1,096,485			1,085,402			1,087,298			1,072,164			1,082,257			1,077,086			1,066,718			1,046,038			1,032,424			1,080,893			1,084,785			1,045,117			1,022,734			1,000,000
C000013108
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,116	10,834	10,733	10,801	10,713	10,766	10,861	11,083	10,981	10,992	11,197	11,000	11,191	11,063	11,005	10,906	10,711	10,777	10,896	10,908	10,919	10,932	10,688	10,030	10,203	10,495	10,588	10,588	10,508	10,601	10,601	10,392	10,641	10,341	10,356	9,875	9,929	10,322	10,597	10,292	10,465	10,381	10,747	11,102	11,161	11,452	11,459	11,378	11,399	11,496	11,531	11,451	11,421	11,391	11,311	11,270	11,454	11,424	11,365	11,231	11,260	11,264	11,317	11,146	11,073	10,753	10,926	11,307	11,147	10,939	10,915	10,916	10,918	11,024	10,843	10,771	10,734	10,613	10,563	10,419	10,357	10,296	10,187	10,090	10,159	10,204	10,202	10,189	10,187	10,092	10,125	10,063	10,105	10,263	10,129	10,181	10,176	10,219	10,147	10,088	10,129	9,980	9,920	9,881	9,831	9,815	9,676	10,082	10,178	10,240	10,214	10,263	10,103	10,077	9,984	9,923	9,971	9,884	9,789	9,717	10,000
C000034083
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,812	10,392	10,301	10,359	10,295	10,352	10,436	10,670	10,579	10,595	10,801	10,604	10,808	10,691	10,642	10,552	10,370	10,441	10,563	10,581	10,585	10,617	10,387	9,753	9,928	10,219	10,316	10,309	10,251	10,348	10,355	10,156	10,406	10,119	10,127	9,662	9,734	10,126	10,390	10,109	10,285	10,196	10,564	10,920	10,997	11,291	11,305	11,232	11,247	11,363	11,404	11,320	11,297	11,275	11,203	11,182	11,370	11,348	11,295	11,168	11,203	11,213	11,272	11,108	11,042	10,729	10,908	11,295	11,153	10,953	10,936	10,931	10,940	11,053	10,891	10,813	10,795	10,668	10,625	10,497	10,429	10,386	10,272	10,180	10,268	10,320	10,324	10,305	10,322	10,232	10,272	10,216	10,264	10,418	10,301	10,348	10,350	10,400	10,345	10,279	10,328	10,182	10,139	10,094	10,049	10,050	9,914	10,336	10,441	10,511	10,491	10,548	10,391	10,370	10,280	10,224	10,279	10,196	10,094	10,026	10,000
C000013110
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,171,166			1,137,829			1,143,535			1,156,770			1,177,112			1,146,581			1,145,005			1,148,154			1,071,054			1,110,959			1,111,799			1,083,974			1,041,631			1,079,043			1,124,862			1,199,359			1,191,860			1,196,730			1,181,519			1,192,655			1,175,225			1,162,926			1,138,154			1,140,271			1,137,545			1,120,384			1,099,469			1,071,066			1,056,306			1,058,878			1,051,743			1,064,270			1,054,771			1,046,240			1,028,332			1,016,924			1,054,020			1,062,345			1,032,895			1,022,078			1,000,000
C000013123
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,428	12,047	11,940	12,052	11,986	12,097	12,180	12,438	12,305	12,308	12,522	12,284	12,472	12,314	12,250	12,159	11,976	11,938	12,082	12,084	12,085	12,073	11,740	10,935	11,153	11,511	11,665	11,630	11,507	11,585	11,550	11,329	11,617	11,210	11,275	10,661	10,789	11,224	11,501	11,229	11,468	11,320	11,645	12,022	12,107	12,447	12,437	12,320	12,347	12,457	12,532	12,439	12,404	12,336	12,219	12,138	12,362	12,267	12,171	11,945	11,989	11,998	12,063	11,850	11,683	11,298	11,514	12,052	11,841	11,596	11,556	11,539	11,546	11,653	11,431	11,335	11,294	11,119	11,066	10,889	10,802	10,749	10,663	10,577	10,635	10,691	10,682	10,637	10,613	10,471	10,494	10,463	10,474	10,561	10,488	10,521	10,554	10,554	10,470	10,385	10,417	10,270	10,197	10,165	10,122	10,090	9,976	10,326	10,418	10,448	10,387	10,436	10,231	10,179	10,056	9,964	10,021	9,920	9,798	9,726	10,000
C000013125
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,102	11,550	11,467	11,582	11,525	11,640	11,727	11,983	11,862	11,872	12,086	11,864	12,053	11,908	11,853	11,773	11,603	11,574	11,720	11,729	11,737	11,733	11,417	10,640	10,859	11,214	11,372	11,346	11,232	11,316	11,289	11,079	11,367	10,976	11,047	10,452	10,584	11,018	11,297	11,037	11,278	11,140	11,467	11,845	11,936	12,279	12,266	12,170	12,204	12,321	12,402	12,318	12,291	12,232	12,123	12,051	12,280	12,193	12,106	11,888	11,939	11,955	12,028	11,823	11,664	11,286	11,508	12,055	11,850	11,612	11,580	11,569	11,583	11,697	11,481	11,392	11,358	11,189	11,143	10,972	10,889	10,843	10,763	10,683	10,748	10,811	10,809	10,771	10,753	10,616	10,646	10,621	10,638	10,734	10,666	10,706	10,747	10,754	10,674	10,595	10,634	10,490	10,422	10,396	10,358	10,332	10,222	10,587	10,688	10,725	10,669	10,726	10,522	10,475	10,355	10,266	10,332	10,234	10,114	10,047	10,000
C000013126
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,316,874			1,276,124			1,288,889			1,301,594			1,318,131			1,284,292			1,275,393			1,273,629			1,175,841			1,225,365			1,216,189			1,179,653			1,134,591			1,180,140			1,223,147			1,306,478			1,295,208			1,304,032			1,280,204			1,284,399			1,254,534			1,239,202			1,203,297			1,211,133			1,205,168			1,182,476			1,153,787			1,120,025			1,107,432			1,106,998			1,091,475			1,097,740			1,096,347			1,078,094			1,057,857			1,046,132			1,079,456			1,080,657			1,040,705			1,025,924			1,000,000
C000013130
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,931	11,531	11,443	11,523	11,461	11,592	11,671	11,955	11,830	11,833	12,038	11,801	12,006	11,869	11,798	11,713	11,505	11,497	11,625	11,642	11,671	11,688	11,350	10,453	10,665	11,048	11,225	11,196	11,084	11,164	11,149	10,907	11,190	10,807	10,840	10,271	10,378	10,791	11,075	10,761	10,986	10,816	11,171	11,585	11,672	12,039	12,019	11,911	11,941	12,063	12,140	12,045	11,996	11,936	11,808	11,726	11,971	11,865	11,771	11,532	11,560	11,597	11,687	11,481	11,372	10,978	11,251	11,699	11,481	11,242	11,199	11,188	11,212	11,320	11,116	11,019	10,986	10,834	10,768	10,595	10,516	10,449	10,340	10,241	10,311	10,370	10,366	10,341	10,337	10,240	10,278	10,243	10,291	10,411	10,294	10,352	10,337	10,352	10,287	10,221	10,256	10,089	10,023	9,998	9,938	9,912	9,787	10,198	10,302	10,367	10,342	10,375	10,172	10,127	10,043	9,977	10,000	9,876	9,771	9,722	10,000
C000013132
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,617	11,066	10,988	11,084	11,032	11,152	11,235	11,529	11,414	11,412	11,630	11,408	11,613	11,488	11,426	11,339	11,157	11,156	11,275	11,299	11,334	11,358	11,036	10,181	10,383	10,762	10,953	10,932	10,818	10,903	10,895	10,677	10,959	10,591	10,631	10,068	10,191	10,591	10,877	10,587	10,815	10,654	10,999	11,426	11,506	11,887	11,875	11,764	11,801	11,929	12,013	11,938	11,897	11,834	11,714	11,651	11,890	11,792	11,717	11,476	11,511	11,566	11,652	11,464	11,351	10,965	11,255	11,699	11,488	11,256	11,231	11,216	11,257	11,362	11,164	11,075	11,058	10,902	10,853	10,674	10,612	10,540	10,436	10,343	10,420	10,497	10,489	10,481	10,484	10,381	10,426	10,398	10,452	10,581	10,469	10,534	10,536	10,548	10,487	10,437	10,469	10,316	10,255	10,225	10,170	10,160	10,038	10,455	10,569	10,652	10,623	10,664	10,472	10,432	10,341	10,281	10,310	10,198	10,086	10,043	10,000
C000063949
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,256,742			1,214,258			1,229,266			1,245,663			1,263,253			1,231,815			1,221,948			1,228,036			1,120,001			1,175,148			1,169,605			1,133,130			1,087,625			1,127,202			1,168,378			1,259,814			1,247,749			1,259,226			1,233,819			1,239,109			1,206,654			1,197,849			1,173,366			1,171,845			1,168,066			1,147,478			1,120,720			1,087,017			1,072,061			1,074,699			1,067,609			1,080,914			1,072,665			1,060,082			1,039,090			1,027,082			1,066,973			1,072,960			1,039,026			1,021,239			1,000,000
C000013139
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,918	11,633	11,541	11,608	11,545	11,583	11,650	11,860	11,741	11,710	11,861	11,687	11,865	11,734	11,645	11,571	11,386	11,423	11,544	11,570	11,567	11,579	11,318	10,620	10,782	11,092	11,241	11,213	11,105	11,240	11,239	11,039	11,292	10,986	10,987	10,524	10,590	10,974	11,212	10,951	11,148	11,018	11,305	11,631	11,670	11,982	11,970	11,880	11,907	11,998	12,038	11,962	11,924	11,886	11,797	11,708	11,921	11,871	11,820	11,655	11,679	11,677	11,725	11,549	11,509	11,108	11,251	11,595	11,458	11,261	11,234	11,220	11,218	11,300	11,128	11,041	11,002	10,855	10,815	10,644	10,568	10,470	10,335	10,189	10,280	10,360	10,345	10,307	10,316	10,196	10,216	10,178	10,220	10,379	10,248	10,299	10,327	10,331	10,279	10,215	10,265	10,100	10,015	9,986	9,946	9,929	9,801	10,183	10,287	10,336	10,274	10,311	10,139	10,110	10,037	9,974	9,998	9,883	9,800	9,716	10,000
C000013141
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,597	11,162	11,067	11,139	11,099	11,143	11,200	11,410	11,302	11,293	11,445	11,285	11,451	11,345	11,266	11,187	11,028	11,072	11,182	11,215	11,219	11,237	10,990	10,332	10,496	10,805	10,956	10,936	10,837	10,963	10,982	10,781	11,047	10,755	10,762	10,302	10,374	10,757	11,011	10,761	10,961	10,840	11,129	11,445	11,503	11,818	11,814	11,733	11,767	11,864	11,911	11,830	11,800	11,782	11,689	11,620	11,827	11,784	11,741	11,597	11,628	11,633	11,688	11,520	11,475	11,082	11,232	11,595	11,465	11,274	11,243	11,235	11,240	11,330	11,177	11,096	11,052	10,910	10,889	10,724	10,642	10,561	10,432	10,291	10,390	10,464	10,457	10,424	10,440	10,337	10,363	10,320	10,368	10,548	10,422	10,468	10,503	10,515	10,468	10,421	10,467	10,317	10,236	10,201	10,166	10,167	10,042	10,440	10,553	10,598	10,542	10,598	10,417	10,404	10,335	10,266	10,308	10,196	10,105	10,025	10,000
C000092721
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,256,244			1,221,979			1,225,791			1,232,965			1,247,206			1,215,644			1,212,247			1,215,322			1,132,518			1,177,146			1,179,304			1,152,203			1,108,774			1,147,303			1,183,760			1,253,959			1,245,509			1,249,254			1,231,389			1,238,518			1,219,204			1,204,984			1,172,111			1,173,785			1,167,465			1,149,758			1,125,657			1,089,216			1,068,994			1,070,016			1,061,244			1,077,578			1,070,462			1,059,541			1,038,256			1,028,853			1,065,342			1,067,253			1,038,382			1,021,977			1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,316	12,210	12,234	12,159	12,151	12,250	12,461	12,338	12,277	12,458	12,247	12,428	12,306	12,210	12,100	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,770	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,877	10,968	11,406	11,661	11,361	11,550	11,381	11,705	12,097	12,141	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,253	12,177	12,374	12,296	12,221	12,040	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,897	11,687	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,868	10,739	10,622	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,604	10,730	10,619	10,676	10,650	10,705	10,624	10,539	10,577	10,411	10,336	10,314	10,243	10,176	10,058	10,447	10,558	10,611	10,597	10,590	10,424	10,396	10,320	10,288	10,272	10,150	10,080	10,040	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,316	12,210	12,234	12,159	12,151	12,250	12,461	12,338	12,277	12,458	12,247	12,428	12,306	12,210	12,100	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,770	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,877	10,968	11,406	11,661	11,361	11,550	11,381	11,705	12,097	12,141	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,253	12,177	12,374	12,296	12,221	12,040	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,897	11,687	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,868	10,739	10,622	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,604	10,730	10,619	10,676	10,650	10,705	10,624	10,539	10,577	10,411	10,336	10,314	10,243	10,176	10,058	10,447	10,558	10,611	10,597	10,590	10,424	10,396	10,320	10,288	10,272	10,150	10,080	10,040	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,260,108			1,223,446			1,224,965			1,227,696			1,242,799			1,209,978			1,210,206			1,214,897			1,126,011			1,172,316			1,173,516			1,141,805			1,096,793			1,136,108			1,170,494			1,248,226			1,239,320			1,242,621			1,225,255			1,229,570			1,207,584			1,192,928			1,161,286			1,168,656			1,160,114			1,142,123			1,118,244			1,086,765			1,068,731			1,070,343			1,061,109			1,073,008			1,065,026			1,053,857			1,033,627			1,017,567			1,055,799			1,059,019			1,032,035			1,015,049			1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,316	12,210	12,234	12,159	12,151	12,250	12,461	12,338	12,277	12,458	12,247	12,428	12,306	12,210	12,100	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,770	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,877	10,968	11,406	11,661	11,361	11,550	11,381	11,705	12,097	12,141	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,253	12,177	12,374	12,296	12,221	12,040	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,897	11,687	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,868	10,739	10,622	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,604	10,730	10,619	10,676	10,650	10,705	10,624	10,539	10,577	10,411	10,336	10,314	10,243	10,176	10,058	10,447	10,558	10,611	10,597	10,590	10,424	10,396	10,320	10,288	10,272	10,150	10,080	10,040	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,316	12,210	12,234	12,159	12,151	12,250	12,461	12,338	12,277	12,458	12,247	12,428	12,306	12,210	12,100	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,770	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,877	10,968	11,406	11,661	11,361	11,550	11,381	11,705	12,097	12,141	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,253	12,177	12,374	12,296	12,221	12,040	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,897	11,687	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,868	10,739	10,622	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,604	10,730	10,619	10,676	10,650	10,705	10,624	10,539	10,577	10,411	10,336	10,314	10,243	10,176	10,058	10,447	10,558	10,611	10,597	10,590	10,424	10,396	10,320	10,288	10,272	10,150	10,080	10,040	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,260,108			1,223,446			1,224,965			1,227,696			1,242,799			1,209,978			1,210,206			1,214,897			1,126,011			1,172,316			1,173,516			1,141,805			1,096,793			1,136,108			1,170,494			1,248,226			1,239,320			1,242,621			1,225,255			1,229,570			1,207,584			1,192,928			1,161,286			1,168,656			1,160,114			1,142,123			1,118,244			1,086,765			1,068,731			1,070,343			1,061,109			1,073,008			1,065,026			1,053,857			1,033,627			1,017,567			1,055,799			1,059,019			1,032,035			1,015,049			1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,316	12,210	12,234	12,159	12,151	12,250	12,461	12,338	12,277	12,458	12,247	12,428	12,306	12,210	12,100	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,770	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,877	10,968	11,406	11,661	11,361	11,550	11,381	11,705	12,097	12,141	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,253	12,177	12,374	12,296	12,221	12,040	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,897	11,687	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,868	10,739	10,622	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,604	10,730	10,619	10,676	10,650	10,705	10,624	10,539	10,577	10,411	10,336	10,314	10,243	10,176	10,058	10,447	10,558	10,611	10,597	10,590	10,424	10,396	10,320	10,288	10,272	10,150	10,080	10,040	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,316	12,210	12,234	12,159	12,151	12,250	12,461	12,338	12,277	12,458	12,247	12,428	12,306	12,210	12,100	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,770	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,877	10,968	11,406	11,661	11,361	11,550	11,381	11,705	12,097	12,141	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,253	12,177	12,374	12,296	12,221	12,040	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,897	11,687	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,868	10,739	10,622	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,604	10,730	10,619	10,676	10,650	10,705	10,624	10,539	10,577	10,411	10,336	10,314	10,243	10,176	10,058	10,447	10,558	10,611	10,597	10,590	10,424	10,396	10,320	10,288	10,272	10,150	10,080	10,040	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,260,108			1,223,446			1,224,965			1,227,696			1,242,799			1,209,978			1,210,206			1,214,897			1,126,011			1,172,316			1,173,516			1,141,805			1,096,793			1,136,108			1,170,494			1,248,226			1,239,320			1,242,621			1,225,255			1,229,570			1,207,584			1,192,928			1,161,286			1,168,656			1,160,114			1,142,123			1,118,244			1,086,765			1,068,731			1,070,343			1,061,109			1,073,008			1,065,026			1,053,857			1,033,627			1,017,567			1,055,799			1,059,019			1,032,035			1,015,049			1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,316	12,210	12,234	12,159	12,151	12,250	12,461	12,338	12,277	12,458	12,247	12,428	12,306	12,210	12,100	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,770	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,877	10,968	11,406	11,661	11,361	11,550	11,381	11,705	12,097	12,141	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,253	12,177	12,374	12,296	12,221	12,040	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,897	11,687	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,868	10,739	10,622	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,604	10,730	10,619	10,676	10,650	10,705	10,624	10,539	10,577	10,411	10,336	10,314	10,243	10,176	10,058	10,447	10,558	10,611	10,597	10,590	10,424	10,396	10,320	10,288	10,272	10,150	10,080	10,040	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,316	12,210	12,234	12,159	12,151	12,250	12,461	12,338	12,277	12,458	12,247	12,428	12,306	12,210	12,100	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,770	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,877	10,968	11,406	11,661	11,361	11,550	11,381	11,705	12,097	12,141	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,253	12,177	12,374	12,296	12,221	12,040	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,897	11,687	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,868	10,739	10,622	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,604	10,730	10,619	10,676	10,650	10,705	10,624	10,539	10,577	10,411	10,336	10,314	10,243	10,176	10,058	10,447	10,558	10,611	10,597	10,590	10,424	10,396	10,320	10,288	10,272	10,150	10,080	10,040	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,260,108			1,223,446			1,224,965			1,227,696			1,242,799			1,209,978			1,210,206			1,214,897			1,126,011			1,172,316			1,173,516			1,141,805			1,096,793			1,136,108			1,170,494			1,248,226			1,239,320			1,242,621			1,225,255			1,229,570			1,207,584			1,192,928			1,161,286			1,168,656			1,160,114			1,142,123			1,118,244			1,086,765			1,068,731			1,070,343			1,061,109			1,073,008			1,065,026			1,053,857			1,033,627			1,017,567			1,055,799			1,059,019			1,032,035			1,015,049			1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,316	12,210	12,234	12,159	12,151	12,250	12,461	12,338	12,277	12,458	12,247	12,428	12,306	12,210	12,100	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,770	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,877	10,968	11,406	11,661	11,361	11,550	11,381	11,705	12,097	12,141	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,253	12,177	12,374	12,296	12,221	12,040	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,897	11,687	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,868	10,739	10,622	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,604	10,730	10,619	10,676	10,650	10,705	10,624	10,539	10,577	10,411	10,336	10,314	10,243	10,176	10,058	10,447	10,558	10,611	10,597	10,590	10,424	10,396	10,320	10,288	10,272	10,150	10,080	10,040	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,316	12,210	12,234	12,159	12,151	12,250	12,461	12,338	12,277	12,458	12,247	12,428	12,306	12,210	12,100	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,770	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,877	10,968	11,406	11,661	11,361	11,550	11,381	11,705	12,097	12,141	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,253	12,177	12,374	12,296	12,221	12,040	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,897	11,687	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,868	10,739	10,622	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,604	10,730	10,619	10,676	10,650	10,705	10,624	10,539	10,577	10,411	10,336	10,314	10,243	10,176	10,058	10,447	10,558	10,611	10,597	10,590	10,424	10,396	10,320	10,288	10,272	10,150	10,080	10,040	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,260,108			1,223,446			1,224,965			1,227,696			1,242,799			1,209,978			1,210,206			1,214,897			1,126,011			1,172,316			1,173,516			1,141,805			1,096,793			1,136,108			1,170,494			1,248,226			1,239,320			1,242,621			1,225,255			1,229,570			1,207,584			1,192,928			1,161,286			1,168,656			1,160,114			1,142,123			1,118,244			1,086,765			1,068,731			1,070,343			1,061,109			1,073,008			1,065,026			1,053,857			1,033,627			1,017,567			1,055,799			1,059,019			1,032,035			1,015,049			1,000,000
EATON VANCE Index: Bloomberg California Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Account Value	$ 12,534	12,260	12,139	12,152	12,064	12,041	12,168	12,379	12,243	12,226	12,386	12,193	12,361	12,237	12,135	12,028	11,862	11,898	12,052	12,067	12,053	12,103	11,836	11,154	11,251	11,584	11,719	11,672	11,558	11,655	11,684	11,435	11,701	11,394	11,357	10,858	10,929	11,349	11,597	11,279	11,457	11,266	11,603	12,002	12,039	12,407	12,382	12,273	12,307	12,399	12,441	12,338	12,306	12,272	12,176	12,092	12,316	12,257	12,207	12,021	12,054	12,058	12,138	11,933	11,865	11,476	11,600	12,020	11,866	11,658	11,624	11,598	11,577	11,664	11,478	11,383	11,344	11,180	11,132	10,952	10,898	10,827	10,709	10,599	10,672	10,755	10,721	10,696	10,693	10,550	10,593	10,546	10,580	10,708	10,592	10,649	10,615	10,665	10,599	10,507	10,542	10,369	10,297	10,277	10,217	10,138	10,020	10,422	10,545	10,610	10,592	10,587	10,422	10,392	10,314	10,280	10,263	10,152	10,076	10,037	10,000
EATON VANCE Index: Bloomberg California Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Account Value	$ 12,534	12,260	12,139	12,152	12,064	12,041	12,168	12,379	12,243	12,226	12,386	12,193	12,361	12,237	12,135	12,028	11,862	11,898	12,052	12,067	12,053	12,103	11,836	11,154	11,251	11,584	11,719	11,672	11,558	11,655	11,684	11,435	11,701	11,394	11,357	10,858	10,929	11,349	11,597	11,279	11,457	11,266	11,603	12,002	12,039	12,407	12,382	12,273	12,307	12,399	12,441	12,338	12,306	12,272	12,176	12,092	12,316	12,257	12,207	12,021	12,054	12,058	12,138	11,933	11,865	11,476	11,600	12,020	11,866	11,658	11,624	11,598	11,577	11,664	11,478	11,383	11,344	11,180	11,132	10,952	10,898	10,827	10,709	10,599	10,672	10,755	10,721	10,696	10,693	10,550	10,593	10,546	10,580	10,708	10,592	10,649	10,615	10,665	10,599	10,507	10,542	10,369	10,297	10,277	10,217	10,138	10,020	10,422	10,545	10,610	10,592	10,587	10,422	10,392	10,314	10,280	10,263	10,152	10,076	10,037	10,000
EATON VANCE Index: Bloomberg California Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Account Value	$ 1,253,389			1,215,153			1,216,797			1,222,638			1,236,121			1,202,800			1,205,190			1,210,263			1,125,118			1,167,203			1,168,441			1,139,354			1,092,927			1,127,893			1,160,286			1,240,656			1,230,732			1,233,815			1,217,550			1,225,749			1,205,417			1,193,311			1,160,036			1,165,761			1,157,749			1,138,311			1,113,178			1,082,712			1,067,226			1,069,598			1,059,331			1,070,819			1,061,475			1,050,685			1,029,687			1,013,792			1,054,474			1,058,720			1,031,422			1,015,167			1,000,000
EATON VANCE Index: Bloomberg Massachusetts Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Municipal Bond Index
Account Value	$ 12,254	11,983	11,883	11,904	11,826	11,823	11,908	12,125	12,007	11,976	12,151	11,931	12,126	12,007	11,899	11,777	11,609	11,656	11,812	11,814	11,804	11,856	11,590	10,948	11,029	11,349	11,512	11,473	11,390	11,494	11,532	11,275	11,532	11,226	11,205	10,713	10,792	11,219	11,450	11,170	11,343	11,170	11,494	11,870	11,908	12,256	12,235	12,128	12,161	12,262	12,303	12,204	12,180	12,161	12,063	11,983	12,197	12,142	12,091	11,930	11,965	11,957	12,025	11,831	11,828	11,451	11,560	11,870	11,738	11,532	11,502	11,480	11,452	11,540	11,363	11,274	11,233	11,092	11,049	10,884	10,825	10,752	10,619	10,489	10,554	10,633	10,603	10,582	10,575	10,459	10,506	10,458	10,493	10,633	10,525	10,580	10,556	10,632	10,550	10,471	10,517	10,346	10,274	10,251	10,180	10,117	9,984	10,407	10,514	10,574	10,574	10,567	10,394	10,373	10,300	10,272	10,258	10,137	10,067	10,028	10,000
EATON VANCE Index: Bloomberg Massachusetts Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Municipal Bond Index
Account Value	$ 12,254	11,983	11,883	11,904	11,826	11,823	11,908	12,125	12,007	11,976	12,151	11,931	12,126	12,007	11,899	11,777	11,609	11,656	11,812	11,814	11,804	11,856	11,590	10,948	11,029	11,349	11,512	11,473	11,390	11,494	11,532	11,275	11,532	11,226	11,205	10,713	10,792	11,219	11,450	11,170	11,343	11,170	11,494	11,870	11,908	12,256	12,235	12,128	12,161	12,262	12,303	12,204	12,180	12,161	12,063	11,983	12,197	12,142	12,091	11,930	11,965	11,957	12,025	11,831	11,828	11,451	11,560	11,870	11,738	11,532	11,502	11,480	11,452	11,540	11,363	11,274	11,233	11,092	11,049	10,884	10,825	10,752	10,619	10,489	10,554	10,633	10,603	10,582	10,575	10,459	10,506	10,458	10,493	10,633	10,525	10,580	10,556	10,632	10,550	10,471	10,517	10,346	10,274	10,251	10,180	10,117	9,984	10,407	10,514	10,574	10,574	10,567	10,394	10,373	10,300	10,272	10,258	10,137	10,067	10,028	10,000
EATON VANCE Index: Bloomberg Massachusetts Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Municipal Bond Index
Account Value	$ 1,225,420			1,190,441			1,190,755			1,197,641			1,212,551			1,177,670			1,181,169			1,185,619			1,102,918			1,147,323			1,153,189			1,122,630			1,079,165			1,117,035			1,149,382			1,225,588			1,216,127			1,220,408			1,206,336			1,214,205			1,196,451			1,183,067			1,155,998			1,153,235			1,145,171			1,127,421			1,104,939			1,075,173			1,055,378			1,058,185			1,050,614			1,063,291			1,055,609			1,047,082			1,027,417			1,011,694			1,051,378			1,056,702			1,029,950			1,013,672			1,000,000
EATON VANCE Index: Bloomberg New York Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,407	12,089	12,000	12,048	11,977	11,999	12,075	12,315	12,204	12,148	12,339	12,098	12,295	12,174	12,089	11,985	11,781	11,814	11,958	11,977	11,977	12,047	11,757	10,995	11,089	11,450	11,636	11,606	11,466	11,569	11,587	11,314	11,593	11,226	11,200	10,654	10,754	11,189	11,474	11,167	11,411	11,186	11,522	11,933	11,979	12,327	12,302	12,186	12,215	12,314	12,378	12,281	12,241	12,184	12,054	11,978	12,185	12,101	12,000	11,772	11,811	11,832	11,921	11,749	11,646	11,282	11,479	11,919	11,776	11,573	11,542	11,513	11,499	11,594	11,430	11,340	11,305	11,151	11,113	10,943	10,884	10,804	10,678	10,554	10,621	10,686	10,665	10,645	10,639	10,521	10,565	10,534	10,567	10,693	10,587	10,648	10,622	10,683	10,613	10,530	10,567	10,400	10,326	10,301	10,237	10,175	10,054	10,422	10,535	10,589	10,577	10,564	10,412	10,387	10,305	10,279	10,264	10,136	10,074	10,037	10,000
EATON VANCE Index: Bloomberg New York Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,407	12,089	12,000	12,048	11,977	11,999	12,075	12,315	12,204	12,148	12,339	12,098	12,295	12,174	12,089	11,985	11,781	11,814	11,958	11,977	11,977	12,047	11,757	10,995	11,089	11,450	11,636	11,606	11,466	11,569	11,587	11,314	11,593	11,226	11,200	10,654	10,754	11,189	11,474	11,167	11,411	11,186	11,522	11,933	11,979	12,327	12,302	12,186	12,215	12,314	12,378	12,281	12,241	12,184	12,054	11,978	12,185	12,101	12,000	11,772	11,811	11,832	11,921	11,749	11,646	11,282	11,479	11,919	11,776	11,573	11,542	11,513	11,499	11,594	11,430	11,340	11,305	11,151	11,113	10,943	10,884	10,804	10,678	10,554	10,621	10,686	10,665	10,645	10,639	10,521	10,565	10,534	10,567	10,693	10,587	10,648	10,622	10,683	10,613	10,530	10,567	10,400	10,326	10,301	10,237	10,175	10,054	10,422	10,535	10,589	10,577	10,564	10,412	10,387	10,305	10,279	10,264	10,136	10,074	10,037	10,000
EATON VANCE Index: Bloomberg New York Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 1,240,685			1,204,773			1,207,513			1,214,791			1,229,549			1,198,542			1,195,843			1,204,697			1,108,924			1,160,572			1,158,676			1,122,570			1,075,437			1,116,698			1,152,163			1,232,716			1,221,469			1,228,081			1,205,400			1,210,112			1,181,075			1,174,862			1,147,936			1,157,311			1,149,912			1,134,026			1,111,316			1,080,417			1,062,079			1,064,534			1,056,450			1,069,282			1,062,195			1,053,021			1,032,576			1,017,501			1,053,487			1,056,407			1,030,450			1,013,598			1,000,000
EATON VANCE Index: Bloomberg Ohio Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Ohio Municipal Bond Index
Account Value	$ 12,490	12,224	12,121	12,157	12,076	12,047	12,133	12,344	12,227	12,149	12,332	12,128	12,304	12,185	12,086	11,977	11,781	11,820	11,988	11,979	11,955	12,035	11,768	11,073	11,164	11,495	11,677	11,628	11,493	11,612	11,659	11,426	11,683	11,366	11,320	10,824	10,931	11,367	11,643	11,331	11,512	11,372	11,687	12,075	12,119	12,448	12,423	12,321	12,365	12,462	12,509	12,401	12,376	12,337	12,237	12,174	12,366	12,307	12,249	12,101	12,142	12,119	12,179	11,971	11,901	11,521	11,639	12,009	11,850	11,652	11,621	11,593	11,568	11,664	11,486	11,404	11,356	11,211	11,174	11,013	10,964	10,869	10,731	10,616	10,675	10,746	10,717	10,690	10,684	10,567	10,612	10,576	10,604	10,729	10,619	10,672	10,658	10,717	10,646	10,568	10,593	10,424	10,360	10,340	10,266	10,198	10,076	10,462	10,565	10,616	10,608	10,618	10,443	10,422	10,344	10,301	10,285	10,167	10,087	10,035	10,000
EATON VANCE Index: Bloomberg Ohio Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Ohio Municipal Bond Index
Account Value	$ 12,490	$ 12,224	$ 12,121	12,157	$ 12,076	$ 12,047	12,133	$ 12,344	$ 12,227	12,149	$ 12,332	$ 12,128	12,304	$ 12,185	$ 12,086	11,977	$ 11,781	$ 11,820	11,988	$ 11,979	$ 11,955	12,035	$ 11,768	$ 11,073	11,164	$ 11,495	$ 11,677	11,628	$ 11,493	$ 11,612	11,659	$ 11,426	$ 11,683	11,366	$ 11,320	$ 10,824	10,931	$ 11,367	$ 11,643	11,331	$ 11,512	$ 11,372	11,687	$ 12,075	$ 12,119	12,448	$ 12,423	$ 12,321	12,365	$ 12,462	$ 12,509	12,401	$ 12,376	$ 12,337	12,237	$ 12,174	$ 12,366	12,307	$ 12,249	$ 12,101	12,142	$ 12,119	$ 12,179	11,971	$ 11,901	$ 11,521	11,639	$ 12,009	$ 11,850	11,652	$ 11,621	$ 11,593	11,568	$ 11,664	$ 11,486	11,404	$ 11,356	$ 11,211	11,174	$ 11,013	$ 10,964	10,869	$ 10,731	$ 10,616	10,675	$ 10,746	$ 10,717	10,690	$ 10,684	$ 10,567	10,612	$ 10,576	$ 10,604	10,729	$ 10,619	$ 10,672	10,658	$ 10,717	$ 10,646	10,568	$ 10,593	$ 10,424	10,360	$ 10,340	$ 10,266	10,198	$ 10,076	$ 10,462	10,565	$ 10,616	$ 10,608	10,618	$ 10,443	$ 10,422	10,344	$ 10,301	$ 10,285	10,167	$ 10,087	$ 10,035	10,000
EATON VANCE Index: Bloomberg Ohio Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Ohio Municipal Bond Index
Account Value	$ 1,248,962			$ 1,215,743			$ 1,213,334			$ 1,214,919			$ 1,230,368			$ 1,197,726			$ 1,198,791			$ 1,203,533			$ 1,116,411			$ 1,162,813			$ 1,165,898			$ 1,136,556			$ 1,093,059			$ 1,133,104			$ 1,168,689			$ 1,244,785			$ 1,236,519			$ 1,240,123			$ 1,223,717			$ 1,230,718			$ 1,214,242			$ 1,197,149			$ 1,163,880			$ 1,165,192			$ 1,156,845			$ 1,140,373			$ 1,117,405			$ 1,086,932			$ 1,067,460			$ 1,069,046			$ 1,061,198			$ 1,072,850			$ 1,065,769			$ 1,056,788			$ 1,035,961			$ 1,019,802			$ 1,056,520			$ 1,061,814			$ 1,034,352			$ 1,016,689			$ 1,000,000